Inventories, Net	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

Note 5 — INVENTORIES, NET

Inventories, net consist of the following:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Goods in transit	609,963	659,367	489,326
Inventories	5,919,889	6,394,991	4,745,819
Less: Allowance for inventories write-down	(748,048)	(804,463)	(597,004)
Inventories, net	5,781,804	6,249,895	4,638,141

Movements in allowance for inventories write-down are as follows:

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Inventories allowance, beginning	491,129	748,048	555,138
Additions	256,919	56,415	41,866
Inventories allowance, ending	748,048	804,463	597,004